NATURE OF OPERATIONS AND GOING CONCERN	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
NATURE OF OPERATIONS AND GOING CONCERN [Text Block]
2.	NATURE OF OPERATIONS AND GOING CONCERN

The Company is a non-lethal defense technology company, specializing in the development of innovative next generation solutions for security situations that do not require the use of lethal force. SDI has implemented manufacturing partnerships to assist in the deployment of their patented and patent pending family of products. These products consist of: the Blunt Impact Projectile 40mm (BIP) line of products and the Wireless Electric Projectile 40mm (WEP).

These unaudited interim financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which assumes that the Company will be able to meet its obligations and continue its operations for its next fiscal year. At February 28, 2013, the Company has no source of operating cash flows, has not achieved profitable operations, and has accumulated losses of $19,765,794 since inception and expects to incur further losses in the development of its business. These factors cast substantial doubt about the Company’s ability to continue as a going concern. The Company has a need for additional working capital to launch its blunt impact and electric 40mm round products, meet its ongoing levels of corporate overhead, and discharge its liabilities as they come due.

In order to finance the continued development, the Company is working towards the raising of appropriate capital in the near future. In addition to raising funds in the prior years, the Company raised $160,000 through the issuance of 800,000 common shares during the year ended November 30, 2011. The Company further raised an additional $878,328 by issue of Convertible Debentures during the year ended November 30, 2011 and $910,000 during the year ended November 30, 2012. In addition, the Company raised $649,750 by issuance of 2,165,834 common shares during the year ended November 30, 2012. The Company has filed a preliminary prospectus in Canada (Ontario, Alberta and British Columbia) to raise additional funds in accordance with the terms of the prospectus.

While the Company has been successful in securing financings in the past, there is no assurance that it will be able to do so in the future. Accordingly, these financial statements do not give effect to adjustments, if any, that would be necessary should the Company be unable to continue as a going concern

At February 28, 2013, the Company had an accumulated deficit during the development stage of $19,765,794 which includes a non- cash stock based compensation expense of $6,523,954 for issue of options and warrants.

2.	NATURE OF OPERATIONS AND GOING CONCERN

The Company is a non-lethal defense technology company, specializing in the development of innovative next generation solutions for security situations that do not require the use of lethal force. SDI has implemented manufacturing partnerships to assist in the deployment of their patented and patent pending family of products. These products consist of; the Blunt Impact Projectile 40mm (BIP) line of products, and the Wireless Electric Projectile 40mm (WEP).

These financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which assumes that the Company will be able to meet its obligations and continue its operations for its next fiscal year. At November 30, 2012, the Company has no source of operating cash flows, has not achieved profitable operations, had a working capital of $121,803 and has accumulated losses of $19,296,146 since inception and expects to incur further losses in the development of its business. These factors cast substantial doubt about the Company’s ability to continue as a going concern. The Company has a need for additional working capital to launch its blunt impact and electric 40mm round products, meet its ongoing levels of corporate overhead, and discharge its liabilities as they come due.

In order to finance the continued development, the Company is working towards the raising of appropriate capital in the near future. In addition to raising funds in the prior years, the Company raised $160,000 through the issuance of 800,000 common shares during the year ended November 30, 2011. The Company further raised an additional $878,328 by issue of Convertible Debentures during the year ended November 30, 2011 and $910,000 during year ended November 30, 2012. In addition, the Company raised $649,750 by issuance of 2,165,834 common shares during the year ended November 30, 2012.

While the Company has been successful in securing financings in the past, there is no assurance that it will be able to do so in the future. Accordingly, these financial statements do not give effect to adjustments, if any, that would be necessary should the Company be unable to continue as a going concern

At November 30, 2012, the Company had an accumulated deficit during the development stage of $19,296,146 which includes a non- cash stock based compensation expense of $6,485,771 for issue of options and warrants.